Related Party Balances And Transactions (Tables)	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Schedule of Related Party Balances
a.	Balances with the related parties:

	December 31,
	2020	2019
Trade Receivable	$1,146	$1,043

Long term deferred revenues	$3,500	$3,500

Schedule of Related Party Transactions
b.	Transactions with the related parties:

	Year ended December 31,
	2020	2019	2018
Revenues (net revenues)	$(12,014)	$1,002	$51